Income taxes (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2013	January 31, 2012
Net operating loss carryforwards	$9,513,000	$8,681,000
Less valuation allowance	(9,513,000)	(8,681,000)
	$-	-